Supplemental Oil and Gas Information (Unaudited) - Costs Incurred in Oil and Natural Gas Property Acquisition, Exploration and Development Activities (Detail) (USD $)
In Thousands, unless otherwise specified
	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Extractive Industries [Abstract]
Property acquisition costs, proved	$ 983,076	$ 37,786	$ 278,246
Property acquisition costs, unproved	720
Exploration			42,430
Development	306,751	164,920	99,395
Total	$ 1,290,547	$ 202,706	$ 420,071